Notes to the Statement of Cash Flows - Summary of Changes in Liabilities Arising From Financing Activities (Detail) ₱ in Millions	12 Months Ended
Dec. 31, 2017 PHP (₱)
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	₱ 200,249
Cash flows	(37,449)
Foreign exchange movement	417
Others	16,549
Ending balance	179,766
Interest-bearing financial liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	185,032
Cash flows	(13,097)
Foreign exchange movement	417
Others	259
Ending balance	172,611
Long-term financing for capital expenditures [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	13,673
Cash flows	(7,735)
Others	(358)
Ending balance	5,580
Dividends Payable [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,544
Cash flows	(16,617)
Others	16,648
Ending balance	₱ 1,575